CONDENSED BALANCE SHEETS (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Current assets
Cash and cash equivalents	$ 1,540,673	$ 10,943,437	$ 6,678,344
Prepaid expenses and other current assets	67,681	203,516	296,948
Total current assets	1,608,354	11,146,953	6,975,292
Property and equipment, net	14,816	24,837	38,673
Deferred financing fees	1,292,143	1,709,530	0
Security deposit	10,455	10,455	10,455
Total assets	2,925,768	12,891,775	7,024,420
Current liabilities
Accounts payable	2,502,288	1,553,154	683,161
Accrued expenses and other current liabilities	842,221	1,652,159	1,188,041
Due to related party	28,685	28,268	84,756
Deferred rent	9,212	12,711	7,351
Total current liabilities	3,382,406	3,246,292	1,963,309
Convertible debentures, net	4,702,994	491,039	0
Accrued interest	733,800	0
Derivative liabilities	20,436,401	21,420,276	3,705,472
Total liabilities	29,255,601	25,157,607	5,668,781
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS' (DEFICIT) EQUITY
Preferred stock	0	0	0
Common stock	3,921	3,611	3,605
Additional paid-in capital	39,485,083	37,631,339	36,865,034
Deficit accumulated during the development stage	(65,818,837)	(49,900,782)	(35,513,000)
Total stockholders' (deficit) equity	(26,329,833)	(12,265,832)	1,355,639
Total liabilities and stockholders' (deficit) equity	$ 2,925,768	$ 12,891,775	$ 7,024,420